REVENUE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
REVENUE

NOTE 8: REVENUE

	12.31.2025	12.31.2024	12.31.2023

Gas sales	463	485	432
Oil sales	267	127	121
Other sales	10	11	10
Oil and gas sales subtotal	740	623	563

Energy sales in Spot Market	281	206	196
Energy sales by supply contracts	380	356	363
Fuel supply	121	102	87
Other sales	9	8	2
Generation sales subtotal	791	672	648

Products from catalytic reforming sales	251	277	217
Styrene sales	59	71	79
Synthetic rubber sales	69	83	78
Polystyrene sales	63	83	131
Other sales	1	2	2
Petrochemicals sales subtotal	443	516	507

Technical assistance and administration services sales	24	25	14
Other sales	-	40	-
Holding, Transportation and others subtotal	24	65	14
Total revenue (1) (2)	1,998	1,876	1,732

(1)	Revenues from CAMMESA represent 34%, 31% and 33% of total revenues for the fiscal years ended December 31, 2025, 2024 and 2023, respectively, and correspond mainly to the Oil & Gas and Generation segments.

(2)	Including US$ 14.9 million, US$ 8.7 million and US$ 13.1 million in the Oil and gas segment and US$ 8.8 million, US$ 10.1 million and US$ 8.2 million in the Petrochemical segment corresponding to export duties for the years ended December 31, 2025, 2024 and 2023, respectively.